FAIR VALUE (Details 1 - Hierarchy Table) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability Rollforward
Contingent Liabilities		$ 8,142	$ 8,338
Fair Value, Option, Loans Held as Assets, Aggregate unpaid principal balance, Loans		1,400,000	1,385,000	$ 12,000,000
Recurring basis
Liability Rollforward
Investment in Funds		31,977	31,411
Other Investments		45,370	39,285
Investments in loans, corporate bonds and other products		77,347	70,696
Assets, Fair Value Disclosure		1,424,310	1,422,099
Contingent Liabilities		8,142	8,338
Financial and Nonfinancial Liabilities, Fair Value Disclosure		8,142	8,338
Recurring basis | Fair Value, Inputs, Level 2 [Member]
Liability Rollforward
Other Investments		1,558	1,768
Investments in loans, corporate bonds and other products		1,558	1,768
Assets, Fair Value Disclosure		1,054,844	1,070,147
Recurring basis | Level 3
Liability Rollforward
Other Investments		43,812	37,517
Investments in loans, corporate bonds and other products		43,812	37,517
Assets, Fair Value Disclosure		337,489	320,541
Contingent Liabilities		8,142	8,338
Financial and Nonfinancial Liabilities, Fair Value Disclosure		8,142	8,338
CIFC LLC
Liability Rollforward
Contingent Liabilities			8,338	12,668
CIFC LLC | Recurring basis
Liability Rollforward
Investment in Funds	[1]		31,411	27,169
Loans Receivable, Fair Value Disclosure				3,926
Other Investments			39,285	7,604
Investments in loans, corporate bonds and other products			70,696	38,699
Assets, Fair Value Disclosure			1,422,099	11,811,525
Contingent Liabilities			8,338	12,668
Financial and Nonfinancial Liabilities, Fair Value Disclosure			8,338	12,061,702
CIFC LLC | Recurring basis | Fair Value, Inputs, Level 2 [Member]
Liability Rollforward
Loans Receivable, Fair Value Disclosure				2,959
Other Investments			1,768
Investments in loans, corporate bonds and other products			1,768	2,959
Assets, Fair Value Disclosure			1,070,147	9,187,447
CIFC LLC | Recurring basis | Level 3
Liability Rollforward
Loans Receivable, Fair Value Disclosure				967
Other Investments			37,517	7,604
Investments in loans, corporate bonds and other products			37,517	8,571
Assets, Fair Value Disclosure			320,541	2,596,909
Contingent Liabilities			8,338	12,668
Financial and Nonfinancial Liabilities, Fair Value Disclosure			8,338	12,061,702
CIFC Corp
Liability Rollforward
Contingent Liabilities			8,338	12,668
CIFC Corp | Recurring basis
Liability Rollforward
Investment in Funds	[1]			27,169
Loans Receivable, Fair Value Disclosure				3,926
Other Investments			739	7,604
Investments in loans, corporate bonds and other products			739	38,699
Assets, Fair Value Disclosure			739	11,811,525
Contingent Liabilities			8,338
Financial and Nonfinancial Liabilities, Fair Value Disclosure			8,338	12,061,702
CIFC Corp | Recurring basis | Fair Value, Inputs, Level 2 [Member]
Liability Rollforward
Loans Receivable, Fair Value Disclosure				2,959
Investments in loans, corporate bonds and other products				2,959
Assets, Fair Value Disclosure				9,187,447
CIFC Corp | Recurring basis | Level 3
Liability Rollforward
Loans Receivable, Fair Value Disclosure				967
Other Investments			739	7,604
Investments in loans, corporate bonds and other products			739	8,571
Assets, Fair Value Disclosure			739
Contingent Liabilities			8,338	12,668
Financial and Nonfinancial Liabilities, Fair Value Disclosure			8,338	12,061,702
Consolidated Entities | Recurring basis
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[2]	1,345,043	1,349,407
Other Investments		1,920	1,996
Investments in loans, corporate bonds and other products		1,346,963	1,351,403
Consolidated Entities | Recurring basis | Fair Value, Inputs, Level 1 [Member]
Liability Rollforward
Other Investments			0
Consolidated Entities | Recurring basis | Fair Value, Inputs, Level 2 [Member]
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[2]	1,052,484	1,067,539
Other Investments		802	840
Investments in loans, corporate bonds and other products		1,053,286	1,068,379
Consolidated Entities | Recurring basis | Level 3
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[2]	292,559	281,868
Other Investments		1,118	1,156
Investments in loans, corporate bonds and other products		$ 293,677	283,024
Consolidated Entities | CIFC LLC | Recurring basis
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[3]		1,349,407	11,702,375
Other Investments			1,996	69,973
Financial Instruments, Owned, Corporate Debt, at Fair Value				478
Investments in loans, corporate bonds and other products			1,351,403	11,772,826
Long-term Debt, at Fair Value	[3]			12,049,034
Financial and Nonfinancial Liabilities, Fair Value Disclosure				12,049,034
Consolidated Entities | CIFC LLC | Recurring basis | Fair Value, Inputs, Level 2 [Member]
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[3]		1,067,539	9,184,488
Other Investments			840
Investments in loans, corporate bonds and other products			1,068,379	9,184,488
Consolidated Entities | CIFC LLC | Recurring basis | Level 3
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[3]		281,868	2,517,887
Other Investments			1,156	69,973
Financial Instruments, Owned, Corporate Debt, at Fair Value				478
Investments in loans, corporate bonds and other products			$ 283,024	2,588,338
Long-term Debt, at Fair Value	[3]			12,049,034
Financial and Nonfinancial Liabilities, Fair Value Disclosure				12,049,034
Consolidated Entities | CIFC Corp | Recurring basis
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[3]			11,702,375
Other Investments				69,973
Financial Instruments, Owned, Corporate Debt, at Fair Value				478
Investments in loans, corporate bonds and other products				11,772,826
Long-term Debt, at Fair Value	[3]			12,049,034
Financial and Nonfinancial Liabilities, Fair Value Disclosure				12,049,034
Consolidated Entities | CIFC Corp | Recurring basis | Fair Value, Inputs, Level 2 [Member]
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[3]			9,184,488
Investments in loans, corporate bonds and other products				9,184,488
Consolidated Entities | CIFC Corp | Recurring basis | Level 3
Liability Rollforward
Loans Receivable, Fair Value Disclosure	[3]			2,517,887
Other Investments				69,973
Financial Instruments, Owned, Corporate Debt, at Fair Value				478
Investments in loans, corporate bonds and other products				2,588,338
Assets, Fair Value Disclosure				2,596,909
Long-term Debt, at Fair Value	[3]			12,049,034
Financial and Nonfinancial Liabilities, Fair Value Disclosure				$ 12,049,034

[1]	Pursuant to the adoption of ASU 2015-07, disclosure of assets measured at NAV as a practical expedient in the fair value hierarchy is no longer required.
[2]	As of both March 31, 2016 and December 31, 2015, the total aggregate unpaid principal balance of loans was $1.4 billion .See Note 9 for total contractual principal amounts.
[3]	As of December 31, 2015 and 2014, the total aggregate unpaid principal balance of loans was $1.4 billion and $12.0 billion, respectively. See Note 11 for total contractual principal amounts. As of December 31, 2015, Long-term debt of the Consolidated VIEs was no longer measured using a third-party pricing service due to the adoption of ASU 2014-13 (Note 3).